NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NOTES PAYABLE
NOTES PAYABLE

NOTE 4 - NOTES PAYABLE

Notes payable, related party:

During April 2019, the Company consolidated several notes issued to the Company’s CEO/CFO into a single $140,000 note bearing interest at 10% per annum. During the year ended December 31, 2020, the note was repaid in full and retired.

Convertible notes payable, related party

The Company consolidated 18 separate convertible promissory notes of various principal amounts and fixed conversion prices, all bearing 5% interest per annum, issued to the Company’s CEO/CFO between August 4, 2014, and April 1, 2016, into a single convertible promissory note of $112,157, bearing 5% interest per annum with a pro-rata fixed conversion price of $0.011, plus $5,939 accrued interest not subject to additional interest. The consolidation was for the purposes of administrative simplification and no inducement nor benefit was given to the Company’s CEO/CFO. During June 2021, the note was repaid in full by issuing 690,000 shares (Note 3) and $105,950 in cash and retired.

Convertible notes payable:

During November 2017, the Company and a corporation entered into a debt agreement. The agreement bore interest at 10% per annum and was originally due December 31, 2019. During the first quarter of 2019, an additional $15,000 was borrowed pursuant to an amended and restated debt agreement, bringing the unpaid principal balance to $75,000 at December 31, 2019. During the year ended December 31, 2020, the note was repaid in full and retired.

Other notes payable:

During December 2013, the Company issued a $3,000 convertible note to an individual. The loan bears interest at 5% per annum, has a fixed conversion price of $0.015. During the year ended December 31, 2020, the note was repaid in full and retired.

During December 2013, the Company issued a $5,000 convertible note to an individual which was later assigned to a corporation. The loan bears interest at 5% per annum, has a fixed conversion price of $0.015. The outstanding principal balance of $2,000 and outstanding interest balance of $1,392 was settled through the issuance of common stock on May 4, 2020 (Note 3) and the note was retired.

During April 2012, the Company issued a $2,500 convertible note to an individual. The loan bears interest at 5% per annum, has a fixed conversion price of $0.009. During the year ended December 31, 2020, the note and accrued interest was settled with a payment of $20,000 resulting in a loss on debt settlement of $14,370.

Accrued Interest

At March 31, 2022, and 2021, there was no accrued interest outstanding.

NOTE 4 - NOTES PAYABLE

Notes payable, related party:

During April 2019, the Company consolidated several notes issued to the Company’s CEO/CFO into a single $140,000 note bearing interest at 10% per annum. During the year ended December 31, 2020, the note was repaid in full and retired.

Convertible notes payable, related party

The Company consolidated 18 separate convertible promissory notes of various principal amounts and fixed conversion prices, all bearing 5% interest per annum, issued to the Company’s CEO/CFO between August 4, 2014, and April 1, 2016, into a single convertible promissory note of $112,157, bearing 5% interest per annum with a pro-rata fixed conversion price of $0.011, plus $5,939 accrued interest not subject to additional interest. The consolidation was for the purposes of administrative simplification and no inducement nor benefit was given to the Company’s CEO/CFO. During June 2021, the note was repaid in full by issuing 690,000 shares (Note 3) and $105,950 in cash and retired.

Convertible notes payable:

During November 2017, the Company and a corporation entered into a debt agreement. The agreement bore interest at 10% per annum and was originally due December 31, 2019. During the first quarter of 2019, an additional $15,000 was borrowed pursuant to an amended and restated debt agreement, bringing the unpaid principal balance to $75,000 at December 31, 2019. During the year ended December 31, 2020, the note was repaid in full and retired.

Other notes payable:

During December 2013, the Company issued a $3,000 convertible note to an individual. The loan bears interest at 5% per annum, has a fixed conversion price of $0.015. During the year ended December 31, 2020, the note was repaid in full and retired.

During December 2013, the Company issued a $5,000 convertible note to an individual which was later assigned to a corporation. The loan bears interest at 5% per annum, has a fixed conversion price of $0.015. The outstanding principal balance of $2,000 and outstanding interest balance of $1,392 was settled through the issuance of common stock on May 4, 2020 (Note 3) and the note was retired.

During April 2012, the Company issued a $2,500 convertible note to an individual. The loan bears interest at 5% per annum, has a fixed conversion price of $0.009. During the year ended December 31, 2020, the note and accrued interest was settled with a payment of $20,000. Accordingly, a loss on debt settlement of $14,370 was recognized in the accompanying statement of operations.

Accrued Interest

At December 31, 2021, and 2020, accrued interest on all notes and convertible notes amounted to $-0- and $27,604, respectively.